OPERATING LEASES - Leases as Lessee (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum sub-lease payments	$ 85
Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Lessee operating lease term	1 year
Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Lessee operating lease term	16 years